Jan. 28, 2025
Amplify Alternative Harvest ETF
AMPLIFY ALTERNATIVE HARVEST ETF
INVESTMENT OBJECTIVE
The Amplify Alternative Harvest ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the Prime Alternative Harvest Index (the “Index”).
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Amplify Alternative Harvest ETF Amplify Alternative Harvest ETF
Management Fees	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.41%
Total Annual Fund Operating Expenses	1.16%
Expense Waiver/Reimbursement	(0.36%)	[1]
Total Annual Fund Operating Expenses After Waiver/Reimbursement	0.80%
[1]	The Fund’s investment adviser, Amplify Investments LLC (the “Adviser”), has agreed to waive its management fee in an amount equal to the acquired fund fees and expenses related to any investment in Amplify Seymour Cannabis ETF. This arrangement will remain in effect for at least one year from the date of this prospectus, and prior to such date the Adviser may not terminate the arrangement without the approval of the Board of Trustees of the Trust.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Amplify Alternative Harvest ETF | Amplify Alternative Harvest ETF | USD ($)	118	369	639	1,411

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended September 30, 2024, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Prime Alternative Harvest Index (the “Index”) and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund uses a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in the securities that comprise the Index. The Index seeks to provide exposure to global and U.S. companies that (i) engage in the cultivation, production, marketing or distribution of cannabis, including industrial hemp; and/or (ii) engage in the production, marketing, transportation or distribution of products containing cannabis, including industrial hemp, for medical or non-medical purposes, including, but not limited to, drugs, supplements, or food products (the companies in categories (i) and (ii) are “Cannabis Companies”).

To provide exposure to U.S. Cannabis Companies, the Index will allocate 50% of its aggregate weight to an affiliated series of Amplify ETF Trust, Amplify Seymour Cannabis ETF (“CNBS”). Amplify Investments LLC, investment adviser to the Fund, also serves as the investment adviser to CNBS. CNBS is an actively managed exchange-traded fund that invests in the securities of U.S. companies engaged in cannabis and hemp-related activities selected by Amplify Investments LLC. CNBS invests at least 80% of its net assets in the securities of U.S. companies that derive 50% or more of their revenue from the cannabis and hemp ecosystem and in derivatives that have economic characteristics similar to such securities. See “Additional Information About the Fund’s Strategies — CNBS Methodology” below.

Additional information regarding the CNBS, including its prospectus and most recent annual report, is available without charge by visiting https://amplifyetfs.com/cnbs/.

Beginning February 24, 2025, the Index will allocate 50% of its aggregate weight to global Cannabis Companies that are “Primary” beneficiaries of growth in the cannabis industry. A Cannabis Company is considered a “Primary” beneficiary if it (A) discloses in its most recent annual or quarterly reports filed with the SEC or other financial regulatory authority to which the company is subject, that (x) it derives at least 50% of its revenues from the businesses described in categories (i) or (ii), above, or (y) it describes in its business overview or business description of its public filings that it is engaged in any combination of the businesses described in categories (i) or (ii), above; or, (B) it confirms to the Index Committee (or representative thereof) that it derives at least 50% of its revenues from the activities described in categories (i) or (ii), above. The Fund may also invest in securities of real estates investment trusts (“REITs”).

Prior to February 24, 2025, the Index tracks the performance of:

•        Cannabis Companies (as defined above);

•        Companies engaged in the creation, marketing, transportation or distribution of prescription drugs, supplements or food products that utilize cannabinoids as an ingredient;

•        Companies that trade tobacco or produce tobacco products, such as cigarettes, cigars or electronic cigarettes;

•        Companies that produce cigarette and cigar components, such as cigarette paper and filters;

•        Companies engaged in the creation, production and distribution of fertilizers, plant foods, pesticides or growing equipment to be used in the cultivation of cannabis or tobacco; or

•        Companies that provide other products or services designed for, or used by, companies in the Cannabis industry, including technology, real estate or financial services

The Fund will only directly invest in companies that are engaged exclusively in legal activities under applicable national and local laws, including U.S. federal and state laws. The Fund will not hold direct ownership in any companies that engage in cannabis-related business unless permitted by national and local laws of the relevant jurisdiction, including U.S. federal and state laws. Because the Fund only holds securities of companies that are currently engaged exclusively in legal activities under applicable national and local laws, the Fund will not hold equity securities of any company that engages in the cultivation, production or distribution of marijuana or products derived from marijuana for medical or non-medical purposes in a particular country, including the United States, unless and until such time as the cultivation, production or distribution of medical or non-medical marijuana, as applicable, becomes legal under all local and national laws governing the company in such country.

“Applicable national and local laws” refers to (i) controlled substance laws and regulations or (ii) food, drug, and cosmetics, or equivalent laws and regulations under whose jurisdiction the company is subject that govern the cultivation, production or distribution, for medical or non-medical purposes, of marijuana in a particular country. “Hemp” refers to cannabis plants with a tetrahydrocannabinol (“THC”) concentration of not more than 0.3% on a dry weight basis, as well as derivatives thereof, whereas “marijuana” refers to all other cannabis plants and derivatives thereof.

As of the date of this prospectus, the Fund does not directly invest in companies that grow or distribute marijuana inside of the U.S. or any “medical marijuana” companies in the United States. The Fund may, however, hold securities of companies that have a business interest in the hemp and hemp-based products markets within the United States. If U.S. federal law changes in the future and these cannabis-related business activities become legal at the federal level, the Fund may begin directly investing in U.S. listed companies in the cannabis and hemp ecosystem in accordance with the Fund’s investment objective and principal investment strategy.

The initial universe of companies engaged in the above activities is determined based on proprietary research and analysis conducted by the Index Provider. The Index Provider uses a variety of publicly available resources for such analysis, including shareholder reports of issuers, a company’s website or the Bloomberg Terminal, to determine whether a company is engaged in one of the businesses described above. The Index universe is then screened to eliminate the stocks that have a market capitalization of less than $200 million or a three-month average daily trading value of less than $500,000, for initial inclusion. Additionally, component securities of the Index must not be listed on an exchange in a country which employs restrictions on foreign capital investment such that those restrictions render the component effectively non-investable for a U.S.-based fund.

The Index is developed and owned by Prime Indexes (the “Index Provider”), and the Index is calculated and maintained by Solactive AG. The Index Provider is not affiliated with Solactive AG, the Fund, the Adviser, Tidal Investments LLC (“Tidal”) and Seymour Asset Management (“Seymour”, and collectively with Tidal, the “Sub-Advisers”) and the Fund’s distributor.

The Index is reconstituted and rebalanced quarterly. Prior to February 24, 2025, the companies in the Index are weighted using a proprietary weighting methodology that weights securities either by market capitalization or in equal amounts, depending on how heavily the issuer is engaged in the businesses described in categories (i) or (ii), above. Beginning February 24, 2025, the companies in the Index are weighted by market capitalization. The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule. Concentration Policy. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, except to the extent the Index is concentrated in an industry or a group of industries. As of the date of this prospectus, the Fund is concentrated in securities of issuers in the cannabis industry.

Diversification Status. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS OF INVESTING IN THE FUND
PERFORMANCE

The Fund was reorganized on or about January 29, 2024 from the ETFMG Alternative Harvest ETF (the “Predecessor Fund”), a series of the ETF Managers Trust, a Delaware statutory trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by ETF Managers Group LLC. The Predecessor Fund commenced operations on December 3, 2015.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, https://amplifyetfs.com/ or by calling the Fund at 1-855-267-3837.

Calendar Year Total Returns as of 12/31

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 59.25% (quarter ended March 31, 2021) and the Fund’s lowest return for a calendar quarter was -43.18% (quarter ended June 30, 2022).

Average Annual Total Returns (for periods ended December 31, 2024)
Average Annual Returns - Amplify Alternative Harvest ETF	Label	1 Year		5 Years		Since Inception		Inception Date
Amplify Alternative Harvest ETF	Return Before Taxes	(24.09%)		(30.23%)		(19.10%)		Dec. 03, 2015
Amplify Alternative Harvest ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	(26.44%)		(31.37%)		(20.75%)		Dec. 03, 2015
Amplify Alternative Harvest ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(13.60%)		(18.13%)		(10.15%)		Dec. 03, 2015
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index(reflects no deduction for fees, expenses or taxes)	25.02%		14.53%		14.34%		Dec. 03, 2015
Solactive Latin America Real Estate Index/Prime Alternative Harvest Index (reflects no deduction for fees, expenses or taxes)	Solactive Latin America Real Estate Index/Prime Alternative Harvest Index (reflects no deduction for fees, expenses or taxes)	(27.46%)	[1]	(32.24%)	[1]	(20.16%)	[1]	Dec. 03, 2015	[1]
[1]	The table reflects performance of the Solactive Latin America Real Estate Index through December 26, 2017 and the Prime Alternative Harvest Index thereafter.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.